Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net cash flows provided by operating activities	$ 58,835	$ 20,014
Cash flows from financing activities
Net cash provided by financing activities	$ (142,376)	(194,558)
As Previously Reported [Member]
Cash flows from operating activities
Settlement receivables, net		38,223
Funds payable and amounts due to customers		(177,198)
Net cash flows provided by operating activities		(118,961)
Cash flows from financing activities
Settlement funds - merchants and customers, net		0
Net cash provided by financing activities		(55,583)
Adjustment [Member]
Cash flows from operating activities
Settlement receivables, net		(38,223)
Funds payable and amounts due to customers		177,198
Net cash flows provided by operating activities		138,975
Cash flows from financing activities
Settlement funds - merchants and customers, net		(138,975)
Net cash provided by financing activities		(138,975)
As Adjusted [Member]
Cash flows from operating activities
Settlement receivables, net		0
Funds payable and amounts due to customers		0
Net cash flows provided by operating activities		20,014
Cash flows from financing activities
Settlement funds - merchants and customers, net		(138,975)
Net cash provided by financing activities		$ (194,558)